Note Receivable (Details) - USD ($)	Jun. 30, 2015	Feb. 28, 2015	Dec. 31, 2014
Note Receivable
Note receivable, interest rate	5.00%		5.00%
Note receivable, face amount	$ 501,000		$ 501,000
Note receivable allowance as a percentage of outstanding balance	100.00%		100.00%
Note receivable, default judgment		$ 542,000